Repurchase agreements and securities lending transactions accounted for as secured borrowings	12 Months Ended
Mar. 31, 2021
Repurchase agreements and securities lending transactions accounted for as secured borrowings
29. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2020 and 2021:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2020
Repurchase agreements	6,357	5,467	4,867	1,280	17,971
Securities lending transactions	877	231	—	316	1,424

Total	7,234	5,698	4,867	1,596	19,395

2021
Repurchase agreements	9,459	3,586	4,315	1,247	18,607
Securities lending transactions	943	15	—	250	1,208

Total	10,402	3,601	4,315	1,497	19,815

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2020 and 2021:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2020
Japanese government bonds and Japanese local government bonds	1,790	269
Foreign government bonds and foreign agency mortgage-backed securities	15,218	359
Commercial paper and corporate bonds	273	50
Equity securities	542	730
Other	148	16

Total (Note)	17,971	1,424

2021
Japanese government bonds and Japanese local government bonds	1,787	352
Foreign government bonds and foreign agency mortgage-backed securities	15,917	131
Commercial paper and corporate bonds	284	57
Equity securities	544	654
Other	75	14

Total	18,607	1,208

Note:
Amounts exceeded the gross amounts recognized in Note 28 “Offsetting of financial assets and financial liabilities” by ¥1,227 billion at March 31, 2020, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.